Financial Risk Management	12 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
Financial Risk Management
FINANCIAL RISK MANAGEMENT
The group's operating activities expose it to a variety of financial risks: market risk (including commodity price risk, currency risk, cash flow interest rate risk and other price risk), credit risk and liquidity risk. The group may use derivative financial instruments to hedge certain risk exposures.
The group's financial assets and liabilities are set out below:

Figures in million (US dollars)	Loans and receivables	Available-for-sale financial assets	Held-to-maturity investments	Hedging instruments	Fair value through profit or loss	Financial liabilities at amortised cost

At 30 June 2018

Financial assets
Restricted cash	9	—	—	—	—	—
Restricted investments	2	—	169	—	66	—
Investment in financial assets	—	1	—	—	—	—
Other non-current receivables	18	—	—	—	—	—
Derivative financial instruments	—	—	—	34	11	—
Trade and other receivables	45	—	—	—	—	—
Cash and cash equivalents	51	—	—	—	—	—
Financial liabilities
Derivative financial instruments	—	—	—	—	16	—
Borrowings	—	—	—	—	—	407
Trade and other payables	—	—	—	—	—	56

At 30 June 2017

Financial assets
Restricted cash	6	—	—	—	—	—
Restricted investments	2	—	137	—	64	—
Other non-current receivables	14	—	—	—	—	—
Derivative financial instruments	—	—	—	105	36	—
Trade and other receivables	39	—	—	—	—	—
Cash and cash equivalents	95	—	—	—	—	—
Financial liabilities
Borrowings	—	—	—	—	—	163
Other non-current liabilities	—	—	—	—	—	1
Trade and other payables	—	—	—	—	—	47

Risk management is carried out by a central treasury department (Group treasury) under policies approved by the board of directors. Group treasury identifies, evaluates and hedges certain selected financial risks in close cooperation with the group's operating units. The audit and risk committee and the board provides written principles for overall risk management, as well as written policies covering specific areas, such as commodity price risk, foreign exchange risk, interest rate risk, credit risk, use of derivative financial instruments and non-derivative financial instruments, and the investment of excess liquidity.
MARKET RISK

(i)	Foreign exchange risk
The group operates internationally and is exposed to foreign exchange risk arising from various currency exposures, primarily with respect to the US dollar (US$). Foreign exchange risk arises when future commercial transactions, recognised assets and liabilities are denominated in a currency that is not the entity’s functional currency. Harmony’s revenues are sensitive to the R/US$ exchange rate as all revenues are generated by gold sales denominated in US$. Harmony may enter into hedging transactions to reduce this risk. The limit set by the board is 15% of the group's foreign exchange risk exposure over two years. Subsequent to year-end the board approved for the limit to be set at 25% of the group's foreign exchange risk exposure over two years. Refer to note 20 for details of the contracts. The audit and risk committee review the details of the programme quarterly.
The group is exposed to foreign exchange risk arising from borrowings and cash denominated in a currency other than the functional currency of that entity.
The group has reviewed its foreign currency exposure on financial assets and financial liabilities and has identified the following sensitivities for a 10% change in the exchange rate that would affect profit or loss. Management considers a range between 10% and 20% to be a reasonable change given the volatility in the market.

	US dollar
Figures in million	2018	2017

Sensitivity analysis - borrowings

Rand against US$
Balance at 30 June	370	140
Strengthen by 10%	37	14
Weaken by 10%	(37)	(14)

Closing rate	13.81	13.11

Sensitivity analysis - financial instruments

Rand against US$
Balance at 30 June	(10)	34
Strengthen by 10%	48	40
Weaken by 10%	(45)	(34)

Closing rate	13.81	13.11

US$ against Kina
Balance at 30 June	2	7
Strengthen by 10%	—	1
Weaken by 10%	—	(1)

Closing rate	0.30	0.32

(ii)	Commodity price sensitivity
The profitability of the group’s operations, and the cash flows generated by those operations, are affected by changes in the market price of gold, and in the case of Hidden Valley, silver as well. During July 2016, Harmony started entering into derivative contracts to manage the variability in cash flows from the group’s production, in order to create cash certainty and protect the group against lower commodity prices. The limits currently set by the Board are for 20% of the production from gold and 25% from silver over a 24-month period. Subsequent to year end the permitted level of cover for the silver has been increased to 50%. Management continues to top up these programmes as and when opportunities arise to lock in attractive margins for the business, but are not required to maintain hedging at these levels. The audit and risk committee review the details of the programme quarterly.
The exposure to the variability in the price of gold is managed by entering into gold forward sales contracts for a portion of the group's production. A portion of the production of the South African operations is hedged by Rand gold forward contracts. These contracts have been designated as cash flow hedging instruments and hedge accounting has been applied. US$ gold forward contracts entered into are for the production from Hidden Valley which were not designated as hedging instruments for hedge accounting and the gains and losses are accounted for in the income statement.

4	FINANCIAL RISK MANAGEMENT continued
MARKET RISK continued

(ii)	Commodity price sensitivity continued
The exposure to the variability in the price of silver for Hidden Valley is managed by entering into US$/silver zero cost collars. These contracts have not been designated as hedging instruments for hedge accounting and the gains and losses are accounted for in the income statement.
Refer to note 7 and 20 and the fair value determination for financial assets and liabilities section below for further detail on these contracts.
The group has reviewed its exposure to commodity linked instruments and has identified the following sensitivities for a 10% change in the commodity price specified per contract that would affect other comprehensive income and profit or loss. Management considers a range between 10% and 20% to be a reasonable change given the recent volatility in the market.

	US dollar
Figures in million	2018	2017

Sensitivity analysis

Rand gold derivatives

Other comprehensive income
Increase by 10%	(38)	(41)
Decrease by 10%	37	40

US$ gold derivatives

Profit or loss
Increase by 10%	(12)	(8)
Decrease by 10%	12	8

US$ silver derivatives

Profit or loss
Increase by 10%	(1)	(1)
Decrease by 10%	1	1

(iii)	Other price risk
The group is exposed to the risk of fluctuations in the fair value of the available-for-sale financial assets and fair value through profit or loss financial assets as a result of changes in market prices (other than changes in interest rates and foreign currencies). Harmony generally does not use any derivative instruments to manage this risk.
Sensitivity analysis
Certain of the restricted investments are linked to the Top 40 Index on the JSE. A 10% increase in the Top 40 index at the reporting date, with all other variables held constant, would have increased profit or loss by US$3.3 million (2017: US$2.4 million); an equal change in the opposite direction would have decreased profit or loss by US$2.5 million (2017: US$1.6 million).

(iv)	Interest rate risk
The group's interest rate risk arises mainly from long-term borrowings. The group has variable interest rate borrowings. Variable rate borrowings expose the group to cash flow interest rate risk. The group has not entered into interest rate swap agreements as this is a risk that management is prepared to take. The audit and risk committee reviews the exposures quarterly.
Interest rate risk arising from long-term borrowings is offset by cash, restricted cash and restricted investments held at variable rates.
A change of 100 basis points in interest rates at the reporting date would have increased/(decreased) profit or loss before tax by the amounts shown below. This analysis assumes that all other variables remain constant. The analysis is performed on the same basis for 2017.

4	FINANCIAL RISK MANAGEMENT continued
MARKET RISK continued

(iv)	Interest rate risk continued

	US dollar
Figures in million	2018	2017

Sensitivity analysis - borrowings (finance costs)

Increase by 100 basis points	(4)	(2)
Decrease by 100 basis points	4	2

Sensitivity analysis - financial assets (interest received)

Increase by 100 basis points	2	2
Decrease by 100 basis points	(2)	(2)

CREDIT RISK
Credit risk is the risk that a counterparty may default or not meet its obligations in a timely manner. Financial instruments, which subject the group to concentrations of credit risk, consist predominantly of restricted cash, restricted investments, derivative financial assets, trade and other receivables (excluding non-financial instruments) and cash and cash equivalents.
Assessment of credit risk
In April 2017, two of the three international rating agencies, Standard and Poor's and Fitch, downgraded South Africa's long-term sovereign credit rating. Moody's has kept the sovereign credit risk of South Africa as investment grade. This was largely limited to international scale ratings, not the national scale ratings. The group has identified the following risks as a result of this downgrade, which are:
- Increased credit risk;
- Increased cost of capital; and
- Difficulty in obtaining funding.
In assessing the credit worthiness of local institutions, management uses the national scale long-term ratings which are unchanged. Management will continue monitoring these ratings.
Exposure to credit risk on trade and other receivables is monitored on a regular basis. Refer to note 19 for management's assessment. The credit risk arising from restricted cash, cash and cash equivalents and restricted investments is managed by ensuring amounts are only invested with financial institutions of good credit quality. The contracts for derivative financial assets were entered into with counterparties of good credit quality. The group has policies that limit the amount of credit exposure to any one financial institution. The audit and risk committee reviews the exposure on a quarterly basis.
The group’s maximum exposure to credit risk is represented by the carrying amount of all financial assets determined to be exposed to credit risk, amounting to US$405.7 million as at 30 June 2018 (2017: US$498.7 million).
The social plan trust fund of US$2.4 million (2017: US$2.8 million) has been invested in unit trusts comprising shares in listed companies.

4	FINANCIAL RISK MANAGEMENT continued
CREDIT RISK continued
Financial institutions' credit rating by exposure (Source: Fitch Ratings and Global Credit Ratings)

	US dollar
Figures in million	2018	2017

Cash and cash equivalents

AA+	—	43
AA	45	30
AA-	6	22

	51	95

Restricted cash

AA	7	6
AA-	2	—

	9	6

Restricted investments (environmental trusts)

AA+	109	86
AA	126	90
AA-	—	24

	235	200

Derivative financial assets

AA+	9	54
AA	26	2
AA-	10	85

	45	141

LIQUIDITY RISK
Prudent liquidity risk management implies maintaining sufficient cash and marketable securities, and the availability of funding through an adequate amount of committed credit facilities.
In the ordinary course of business, the group receives cash from its operations and is required to fund working capital and capital expenditure requirements. Management prepares cash flow forecasts weekly and ensures that surplus funds are invested in a manner to achieve market-related returns and to provide sufficient liquidity at the minimum risk. The group maintains and refinances committed credit facilities as medium-term forecasts require. The audit and risk committee reviews the updated forecasts quarterly. The group is able to actively source financing at competitive rates. Where necessary, funds will be drawn from its revolving credit facilities (refer to note 29).

4	FINANCIAL RISK MANAGEMENT continued
LIQUIDITY RISK continued
The following are the contractual maturities of financial liabilities (including principal and interest payments assuming the closing R/US$ exchange rate and interest rate at year end):

	US dollar
Figures in million	Current	More than 1 year

2018

Trade and other payables (excluding non-financial liabilities)	56	—
Derivative financial liabilities	9	7
Borrowings
Due between 0 to six months	51	—
Due between six to 12 months	—	—
Due between one to two years	—	42
Due between two to five years	—	362

	116	411

2017

Other non-current liabilities	—	1
Trade and other payables (excluding non-financial liabilities)	47	—
Borrowings
Due between 0 to six months	4	—
Due between six to 12 months	142	—
Due between one to two years	—	2
Due between two to five years	—	24

	193	27

CAPITAL RISK MANAGEMENT
The primary objective of managing the group’s capital is to ensure that there is sufficient capital available to support the funding requirements of the group, in a way that optimises the cost of capital and matches the current strategic business plan.
The group manages and makes adjustments to the capital structure, which consists of debt and equity, as and when borrowings mature or when funding is required. This may take the form of raising equity, market or bank debt or hybrids thereof. In doing so, the group ensures it stays within the debt covenants agreed with lenders. The group may also sell assets to reduce debt or schedule projects to manage the capital structure.
During the 2018 financial year the level of gearing increased due to the funding required for the acquisition of the Moab Khotsong operations (refer to note 14). Notwithstanding, the group continues to follow a conservative approach to debt and prefers to maintain low levels of gearing. Net debt is as follows:

	US dollar
Figures in million	2018	2017

Cash and cash equivalents	51	95
Borrowings	(407)	(163)

Net debt	(356)	(68)

There were no changes to the group's approach to capital management during the year.

4	FINANCIAL RISK MANAGEMENT continued
FAIR VALUE DETERMINATION FOR FINANCIAL ASSETS AND LIABILITIES
The fair value levels of hierarchy are as follows:

Level 1:	Quoted prices (unadjusted) in active markets for identical assets;

Level 2:	Inputs other than quoted prices included within level 1 that are observable for the asset, either directly (that is, as prices) or indirectly (that is, derived from other prices);

Level 3:	Inputs for the asset that are not based on observable market data (that is, unobservable inputs).
The following table presents the group's financial assets and liabilities that are measured at fair value by level at reporting date:

Figures in million (US dollar)	Fair value hierarchy level	At 30 June 2018	At 30 June 2017

Available-for-sale financial assets
Investment in financial assets[1]		1	—
Fair value through profit and loss financial assets and liabilities
Restricted investments[2]	Level 2	66	64
Derivative financial instruments[3]		29	141
Forex hedging contracts	Level 2	(10)	34
Rand gold hedging contracts	Level 2	33	105
US$ gold hedging contracts	Level 2	6	2

[1]	Level 3 fair values have been valued by the directors by performing independent valuations on an annual basis.

[2]
The majority of the level 2 fair values are directly derived from the Top 40 index on the JSE, and are discounted at market interest rate. This relates to equity-linked deposits in the group's environmental rehabilitation trust funds. The balance of the environmental trust funds are held to maturity and therefore not disclosed here.

[3]	The fair value measurements are derived as follows:
Forex hedging contracts
(a) Zero cost collars: a Black-Scholes valuation technique, derived from spot rand/US$ exchange rate inputs, implied volatilities on the rand/US$ exchange rate, rand/US$ inter-bank interest rates and discounted at market interest rate (zero-coupon interest rate curve).
(b) Forward exchange contracts: spot rand/US$ exchange rate, rand and dollar interest differential (forward points) and discounted at market interest (zero-coupon bond interest rate curve).
Rand gold hedging contracts (forward sale contracts): spot rand/US$ exchange rate, rand and dollar interest rates (forward points), spot US$ gold price, differential between the US interest rate and gold lease interest rate which is discounted at market interest rate.
US$ gold hedging contracts (forward sale contracts): spot US$ gold price, differential between the US interest rate and gold lease interest rate and discounted at market interest rate.
Silver hedging contracts (zero cost collars): a Black-Scholes valuation technique, derived from spot US$ silver price, strike price, implied volatilities, time to maturity and interest rates and discounted at market interest rate.

The carrying values (less any impairment allowance) of short-term financial instruments are assumed to approximate their fair values.
The fair values of borrowings are not materially different to their carrying amounts since the interest payable on those borrowings is at floating interest rates. The fair value of borrowings are based on discounted cash flows using a current borrowing rate. The determination of the fair values are level 3 in the fair value hierarchy due to the use of unobservable inputs, including own credit risk.